SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Total revenues	$ 68,170	$ 58,072
Expenses	59,462	50,044
Segment operating income (loss)	8,708	8,028
Depreciation and amortization	3,878	3,273
Software Services [Member]
Total revenues	32,446	32,490
Expenses	25,553	24,557
Segment operating income (loss)	6,893	7,933
Depreciation and amortization	2,970	2,698
IT Professional Services [Member]
Total revenues	35,724	25,582
Expenses	31,898	23,405
Segment operating income (loss)	3,826	2,177
Depreciation and amortization	772	404
Unallocated Expense [Member]
Total revenues	0	0
Expenses	2,011	2,082
Segment operating income (loss)	(2,011)	(2,082)
Depreciation and amortization	$ 136	$ 171